401(k) Plan (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Employer matching contribution, percent of match	4.00%		4.00%
Employer matching contribution, cost	$ 0.5	$ 0.5	$ 1.9	$ 1.7	$ 1.2